Income Taxes (Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Expense) Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax benefit (expense) at United States statutory rate					$ 42	$ 22	$ (64)
Goodwill impairment					(34)	(91)
U.S. income inclusions from foreign subsidiaries					(27)	(33)	(43)
Non-consolidated foreign affiliates					11	10	8
Tax holidays, incentives and minimum tax					9	13	9
Foreign rate variance					13	9	8
State income taxes					(1)	(1)	(1)
Uncertain tax positions and assessments					335	25	1
Valuation allowances					(327)	28	76
Other					8	1	(6)
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)